Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Schedule Of Goodwill And Intangible Assets

UNAMORTIZED INTANGIBLES	2011	2010

Goodwill
Carrying amount at beginning of year	$1,612.3	$1,614.4
Acquisitions and purchase price adjustments	—	1.5
Translation differences	(5.3)	(3.6)

Carrying amount at end of year	$1,607.0	$1,612.3

	000000	000000
AMORTIZED INTANGIBLES	2011	2010

Gross carrying amount	$393.6	$379.0
Accumulated amortization	(284.4)	(269.3)

Carrying value	$109.2	$109.7